Consolidated statements of stockholders' (deficit) equity (FY) - USD ($) $ in Thousands		3 Months Ended				5 Months Ended		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares)		0		122,564,333				122,564,333
Common stock, balance (in shares)		113,335,530	[1]	2,817,498		110,007,972		2,817,498
Balance		$ (5,914)		$ 3,020	[2]			$ 3,020	[2]	$ 32,729		$ (103,868)
Exercise of stock options (in shares)		672,583						1,380,609		105,203
Exercise of stock options		$ 546		7				$ 1,077		$ 82		4
Exercise of warrants (in shares)						121,261
Exercise of warrants								959				818
Stock-based compensation		6,755		783				9,164		1,739		269
Share issuance costs												(110)
Stock exchanged on transaction												(169,146)
Conversion of preferred stock								0
Issuance of stock		15,683
Merger, net of redemptions and transaction costs (Note 3)								(16,242)
Foreign currency translation adjustment, net of tax		(19)		(70)				41		15		(82)
Net loss		$ (24,608)		(11,657)				$ (51,529)		$ (31,545)		(10,019)
Preferred stock, balance (in shares)						0		0		122,564,333
Common stock, balance (in shares)		127,173,552				113,335,530	[1]	113,335,530	[1]	2,817,498
Balance		$ (7,313)		(7,917)		$ (5,914)		$ (5,914)		$ 3,020	[2]	32,729
DWSI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options												1
Stock-based compensation												2,720
Share issuance costs												(432)
Stock exchanged on transaction												8,457
Old DWSI fair value of warrants issued for services												450
Conversion of preferred stock												160,690
Issuance of stock												43,679
Old DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer												99,298
Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				3,020				3,020				(103,868)
Balance										3,020
Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				$ 0				0				$ 0
Balance										$ 0
ELOC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock								7,596
PIPE
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock								$ 40,000
Non-redeemable convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares)	[1]	0		122,564,333	[2]			122,564,333	[2]	122,564,333		120,115,206
Balance		$ 0		$ 189,881	[2]			$ 189,881	[2]	$ 189,881		$ 152,091
Exercise of warrants (in shares)	[1]											278,604
Exercise of warrants												$ 818
Share issuance costs												$ (110)
Stock exchanged on transaction (in shares)	[1]											(120,393,810)
Stock exchanged on transaction												$ (152,799)
Conversion of preferred stock (in shares)	[1]							(122,564,333)
Conversion of preferred stock								$ (189,881)
Preferred stock, balance (in shares)				122,564,333		0	[1]	0	[1]	122,564,333	[1],[2]	122,564,333	[1]
Balance				$ 189,881		$ 0		$ 0		$ 189,881	[2]	$ 189,881
Non-redeemable convertible preferred stock | DWSI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance costs												$ (432)
Conversion of preferred stock (in shares)	[1]											24,078,762
Conversion of preferred stock												$ 47,336
Issuance of stock (in shares)	[1]											48,004,778
Issuance of stock												$ 43,679
DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer (in shares)	[1]											50,480,793
Old DWSI Class B Preferred Stock issued on D-Wave convertible debt transfer												$ 99,298
Non-redeemable convertible preferred stock | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares)				137,765,828				137,765,828				135,012,939	[1]
Balance				$ 189,881				$ 189,881				$ 152,091
Preferred stock, balance (in shares)										137,765,828
Balance										$ 189,881
Non-redeemable convertible preferred stock | Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares)				(15,201,495)				(15,201,495)				(14,897,733)	[1]
Balance				$ 0				$ 0				$ 0
Preferred stock, balance (in shares)										(15,201,495)
Balance										$ 0
Common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, balance (in shares)		113,335,530		2,817,499	[1],[2]			2,817,499	[1],[2]	2,723,904	[1]	13,540,768	[1]
Balance		$ 11		$ 0	[2]			$ 0	[2]	$ 0		$ 0
Exercise of stock options (in shares)		598,368		8,768				1,228,268	[1]	93,595	[1]	10,009	[1]
Exercise of stock options												$ 0
Exercise of warrants (in shares)	[1]							121,261
Stock exchanged on transaction (in shares)	[1]											(13,550,777)
Conversion of preferred stock (in shares)	[1]							96,764,117
Conversion of preferred stock								$ 10
Issuance of stock (in shares)		13,239,654
Issuance of stock		$ 1
Merger, net of redemptions and transaction costs (in shares)	[1]							4,327,512
Common stock, balance (in shares)		127,173,552		2,826,267		113,335,530		113,335,530		2,817,499	[1],[2]	2,723,904	[1]
Balance		$ 12		$ 0		$ 11		$ 11		$ 0	[2]	$ 0
Common stock | DWSI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	[1]											890
Stock exchanged on transaction (in shares)	[1]											2,723,014
Common stock | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, balance (in shares)				3,166,949				3,166,949				15,220,212	[1]
Balance				$ 2,610				$ 2,610				$ 16,337
Common stock, balance (in shares)										3,166,949
Balance										$ 2,610
Common stock | Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, balance (in shares)				(349,450)				(349,450)				(1,679,444)	[1]
Balance				$ (2,610)				$ (2,610)				$ (16,337)
Common stock, balance (in shares)										(349,450)
Balance										$ (2,610)
Common stock | ELOC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)	[1]							2,260,346
Common stock | PIPE
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)	[1]							5,816,528
Issuance of stock								$ 1
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		381,274		148,850	[2]			148,850	[2]	147,029		38,121
Exercise of stock options		546		7				1,077		82		4
Exercise of warrants								959
Stock-based compensation		6,755		783				9,164		1,739		269
Stock exchanged on transaction												(16,347)
Conversion of preferred stock								189,871
Issuance of stock		15,682
Merger, net of redemptions and transaction costs (Note 3)								(16,242)
Balance		404,501		149,640		381,274		381,274		148,850	[2]	147,029
Additional paid-in capital | DWSI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options												1
Stock-based compensation												2,720
Stock exchanged on transaction												8,457
Old DWSI fair value of warrants issued for services												450
Conversion of preferred stock												113,354
Additional paid-in capital | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				146,240				146,240				21,784
Balance										146,240
Additional paid-in capital | Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				2,610				2,610				16,337
Balance										2,610
Additional paid-in capital | ELOC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock								7,596
Additional paid-in capital | PIPE
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock								39,999
Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		(376,797)		(325,268)	[2]			(325,268)	[2]	(293,723)		(283,704)
Net loss		(24,608)		(11,657)				(51,529)		(31,545)		(10,019)
Balance		(401,405)		(336,925)		(376,797)		(376,797)		(325,268)	[2]	(293,723)
Accumulated deficit | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				(325,268)				(325,268)				(283,704)
Balance										(325,268)
Accumulated deficit | Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				0				0				0
Balance										0
Accumulated other comprehensive loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		(10,402)		(10,443)	[2]			(10,443)	[2]	(10,458)		(10,376)
Foreign currency translation adjustment, net of tax		(19)		(70)				41		15		(82)
Balance		$ (10,421)		(10,513)		$ (10,402)		(10,402)		(10,443)	[2]	(10,458)
Accumulated other comprehensive loss | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				(10,443)				(10,443)				(10,376)
Balance										(10,443)
Accumulated other comprehensive loss | Revision of Prior Period, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance				$ 0				$ 0				$ 0
Balance										$ 0

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.